Segment Reporting	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
SEGMENT REPORTING
27.	SEGMENT REPORTING

The Company acquired HHE, an innovative clean energy company in October 2021, has identified the innovative clean energy business and the Connected Solution business as two reportable segments as of December 31, 2021.

	Connected Solution	Solar	Total
For the year ended December 31, 2021	$	$	$
Revenues	29,561	-	29,561
Gross profit	2,606	-	2,606
Operating expenses	(29,002)	(1,118)	(30,120)
Operating loss	(26,149)	(1,118)	(27,267)
Other expenses	(29,504)	(276)	(29,780)
Loss before provision for income taxes and non-controlling interests	(55,653)	(1,394)	(57,047)
Income tax benefit	445	-	445
Net loss	(55,208)	(1,394)	(56,602)

As of December 31, 2021
Total assets	32,931	20,321	53,252

The table below provides a summary of the Group’s geographic information of revenues based on the customers’ headquarters for the years ended December 31, 2019, 2020 and 2021:

	For the years ended December 31,
	2019	2020	2021
	$	$	$
PRC	1,701	428	6,446
Outside PRC:
United States	21,746	13,495	9,138
India	69,646	5,437	6,500
Rest of the world	5,865	7,391	7,477
Total net revenue	98,958	26,751	29,561

As the Group’s long-lived assets are substantially all located in the PRC, no geographical segments for long-lived assets are presented.